Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

B2. Intangible assets

Intangible assets are stated at cost less accumulated amortisation and accumulated impairment losses, where applicable.

A breakdown of intangible assets is as shown below:

		Customer	Indefinite-lived	Other	Product	Computer
	Goodwill	lists	brands	intangibles	development	software	Total
	$m	$m	$m	$m	$m	$m	$m
Cost
At 1 January 2024	6,471	1,860	1,436	97	83	291	10,238
Exchange differences	(51)	(48)	(2)	(1)	(1)	(7)	(110)
Additions	–	—	—	—	11	59	70
Disposals/retirements	–	(29)	—	(3)	—	(28)	(60)
Acquisition of companies and businesses	144	47	—	13	—	—	204
Hyperinflationary adjustment	12	5	—	1	—	—	18
At 31 December 2024	6,576	1,835	1,434	107	93	315	10,360
At 1 January 2025	6,576	1,835	1,434	107	93	315	10,360
Exchange differences	64	61	1	4	7	19	156
Additions	–	—	—	—	14	47	61
Disposals/retirements	(5)	(109)	—	(7)	—	(29)	(150)
Acquisition of companies and businesses	71	46	—	1	—	—	118
Hyperinflationary adjustment	–	2	—	—	—	—	2
At 31 December 2025	6,706	1,835	1,435	105	114	352	10,547
Accumulated amortisation and impairment
At 1 January 2024	(81)	(878)	—	(50)	(56)	(203)	(1,268)
Exchange differences	6	35	—	1	2	5	49
Disposals/retirements	—	29	—	3	—	26	58
Hyperinflationary adjustment	(10)	(2)	—	(1)	—	—	(13)
Impairment charge	(36)	—	—	—	(3)	—	(39)
Amortisation charge	—	(194)	—	(11)	(10)	(33)	(248)
At 31 December 2024	(121)	(1,010)	—	(58)	(67)	(205)	(1,461)
At 1 January 2025	(121)	(1,010)	—	(58)	(67)	(205)	(1,461)
Exchange differences	(1)	(49)	—	(2)	(6)	(14)	(72)
Disposals/retirements	—	109	—	7	—	25	141
Hyperinflationary adjustment	—	(2)	—	—	—	—	(2)
Amortisation charge	—	(182)	—	(7)	(10)	(37)	(236)
At 31 December 2025	(122)	(1,134)	—	(60)	(83)	(231)	(1,630)
Net book value
At 1 January 2024	6,390	982	1,436	47	27	88	8,970
At 31 December 2024	6,455	825	1,434	49	26	110	8,899
At 31 December 2025	6,584	701	1,435	45	31	121	8,917

The main categories of intangible assets are as follows:

Intangible assets-finite useful lives

Intangible assets with finite useful lives are initially measured at either cost or fair value and amortised on a straight-line basis over their useful economic lives, which are reviewed on an annual basis. These assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may exceed its recoverable amount. The fair value attributable to intangible assets acquired through a business combination is determined by discounting the expected future cash flows to be generated from that asset at the risk-adjusted weighted average cost of capital for the Group. The residual values of intangible assets are assumed to be $nil.

The estimated useful economic lives of intangible assets are as follows:

Customer lists:	3 to 15 years
Other intangibles:	2 to 15 years
Product development:	2 to 5 years
Computer software:	3 to 5 years

The following are the main categories of intangible assets with finite useful lives:

(a) Customer lists

Customer lists are acquired as part of business combinations. No value is attributed to internally generated customer lists.

(b) Other intangibles

Other intangibles consists of brands with finite useful lives and intellectual property. Brands are acquired as part of business combinations. No value is attributed to internally generated brands as expenditure incurred to develop, maintain, and renew brands internally is recognised as an expense in the period incurred. Intellectual property costs are incurred in acquiring and maintaining patents and licences. These are recognised only if the cost can be measured reliably, and they are expected to generate economic benefits beyond one year, in excess of their cost.

(c) Product development

Costs incurred in the design and testing of new or improved products are recognised as intangible assets only if the cost can be measured reliably, and it is probable that the project will be a success considering its commercial and technological feasibility. Capitalised product development expenditure is measured at cost less accumulated amortisation.

Other development expenditure and all research expenditure are recognised as an expense as incurred and amount to $4m in the year (2024: $5m).

Development costs recognised as an expense are never reclassified as an asset in a subsequent period. Development costs that have been capitalised are amortised from the date the product is made available.

(d) Computer software

Costs that are directly associated with the production of identifiable and unique software products that are controlled by the Group (including employee costs and external software development costs) are recognised as intangible assets, if they are expected to generate economic benefits beyond one year in excess of their cost. Purchased computer software is initially recognised based on the costs incurred to acquire and bring it into use.

Costs associated with maintaining computer software are recognised as an expense in the period in which they are incurred.

Intangible assets-indefinite useful lives

(a) Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets of the acquired business at the date of acquisition. It is recognised as an intangible asset. Goodwill arising on the acquisition of an associate is included in investments in associates.

(b) Brands with indefinite useful lives

Brands with indefinite useful lives are acquired as part of business combinations. No value is attributed to internally generated brands as expenditure incurred to develop, maintain, and renew brands internally is recognised as an expense in the period incurred.

The Terminix US and Terminix International brands are considered to have indefinite useful lives due to their long history in the US (being founded in 1927) and having a strong brand equity in the US for much of their history and now internationally. The Group plans to continue to support and invest in the Terminix brand; it controls all the associated assets that support the underlying business, and therefore it is considered that there is no foreseeable limit on the period over which these brands will continue to generate net cash inflows.

Goodwill and brands with indefinite useful lives are tested annually for impairment and carried at cost less accumulated impairment losses. For the purpose of impairment testing, goodwill is allocated to cash-generating unit groups (CGU groups) identified according to region of operation and reportable business unit. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

At the start of 2025, management reviewed its grouping of CGUs and its allocation of goodwill for the purposes of assessing impairment based on the lowest level at which the goodwill is monitored. Based on this review, management has determined that the Group now has six CGU groups. These are North America, UK & SSA, Europe, LATAM, Asia & MENAT, and Pacific. The key factors considered in management’s conclusion included the change in reporting segments to North America and International, to reflect the high proportion of business in the US, and the subsequent allocation of resources based on the results for each operating segment.

Before initiating the change in CGU grouping, in accordance with IAS 36, management performed a value-in-use impairment test on the pre-existing CGU groups and determined there to be no impairment of goodwill within any of the groups.

The recoverable amount of a CGU group is determined based on the higher of value-in-use calculations using cash flow projections, and fair value less costs to sell. The cash flow projections in year one are based on financial budgets approved by management, which are prepared as part of the Group’s normal planning process. Cash flows for years two to five use management’s expectation of revenue growth and operating profit margin, based on past experience and expectations regarding future performance and profitability for each CGU group. Cash flows beyond the five-year period are extrapolated using estimated long-term growth rates (LTGR).

Cash flow projections included in the impairment review models include management’s view of the impact of climate change, including costs related to the effects of climate change, as well as the future costs of the Group’s commitment to reach net zero by 2040 and costs of compliance with current legal requirements. The potential increased costs, to meet these commitments less any benefits that may occur, are not expected to be material and therefore have not resulted in any impairments during 2025.

A breakdown of goodwill by region is shown below:

	2025	2024
	$m	$m
North America	5,718	5,668
International
Europe	250	218
UK & Sub-Saharan Africa	149	138
Asia & MENAT	232	229
LATAM	77	61
Pacific	158	141
Sub-total International	866	787
Total	6,584	6,455

Impairment tests for goodwill and brands with indefinite useful lives

All CGU groups were supported through the value-in-use approach. During the year, the Group recognised no goodwill impairments (2024: $36m). For all goodwill and indefinite-lived brands balances, it can be demonstrated that there is sufficient headroom in the recoverable amount of the CGU goodwill balances based on the assumptions made, and there is no reasonably likely scenario under which material impairment could be expected to occur in the next 12 months based on the testing performed.

The key assumptions used by CGU groups for value-in-use calculations were:

	2025 long-term	2025 pre-tax	2024 long-term	2024 pre-tax
	growth rate[1]	discount rate	growth rate[1]	discount rate
North America	2.2%	10.3%	2.0–2.1%	8.5–8.7%
International
Europe	1.9%	9.9%	1.7–2.5%	8.0–10.8%
UK & Sub-Saharan Africa	2.3%	10.9%	2.0%	9.3–11.1%
Asia & MENAT	2.7%	13.1%	2.0–4.0%	7.7–14.1%
LATAM	2.4%	12.9%	2.3–3.0%	11.2–17.11%
Pacific	2.4%	10.0%	2.0–2.5%	10.3–10.9%
1.	Source: imf.org.

The growth rates used by CGU groups are based on the LTGR predicted for the relevant sector and countries in which a business operates. They do not exceed the long-term average growth rate for that industry or countries. The pre-tax discount rates are internally calculated weighted average cost of capital for each category and region, weighted based on the profit contribution to the region. The pre-tax discount rates are based on current prices, therefore future cash flow projections include inflation-linked measures.